Asset Retirement Obligations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation - beginning of period	$ 2,963,000	$ 2,796,000
Additions to ARO from new properties	17,545,000	2,638,000
Sales or abandonments of properties		(2,686,000)
Accretion expense during period	663	215	97
Asset retirement obligation - end of period	$ 21,171,000	$ 2,963,000	$ 2,796,000